INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,895	$ 1,858	$ 2,915
Technology [Member] | Ortiva [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	3,214
Technology [Member] | Oversi [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	2,432
Customer Relationships [Member] | Oversi [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 131